SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY - Condensed Statements of Income (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended							3 Months Ended								12 Months Ended			11 Months Ended	12 Months Ended		11 Months Ended	1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 PUGET ENERGY		Dec. 31, 2010 PUGET ENERGY		Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Sep. 30, 2011 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Mar. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Sep. 30, 2010 PUGET SOUND ENERGY, INC.	Jun. 30, 2010 PUGET SOUND ENERGY, INC.	Mar. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member] PUGET ENERGY	Feb. 05, 2009 Predecessor [Member]	Feb. 05, 2009 Predecessor [Member] PUGET ENERGY
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of subsidiary															$ 228,288,000	[1]	$ 92,700,000	[1]															$ 231,978,000 [1]		$ 31,611,000	[1]
Non-utility expense and other	74,000			(2,022,000)						(787,000)	(4,941,000)	(9,442,000)	(23,952,000)		(2,280,000)		(1,895,000)													(16,672,000)			(1,526,000)	(112,000)	(4,000)
Merger and related costs												0	0		0		0													(2,731,000)			(2,731,000)	(44,324,000)	(20,416,000)
Other income (deductions):
Charitable foundation contributions												0	0		0		0													(5,000,000)			(5,000,000)	0	0
Unhedged interest rate derivative expense	(7,297,000)			(25,412,000)						(6,770,000)	(25,460,000)	(28,601,000)	(7,955,000)		(28,601,000)		(7,955,000)													0			0	0	0
Interest income															215,000		260,000																240,000		25,000
Interest expense	(95,964,000)			(108,961,000)						(203,165,000)	(190,009,000)	(371,910,000)	(321,167,000)		(131,702,000)		(86,304,000)													(265,675,000)			(80,193,000)	(17,291,000)	0
Income taxes	(20,000,000)			2,717,000						(52,346,000)	(42,888,000)	(33,760,000)	(2,481,000)	(91,038,000)	57,370,000		33,505,000										(78,117,000)	(122,000)	(67,644,000)	(82,041,000)	(33,760,000)	(2,481,000)	31,247,000	(8,997,000)	1,540,000
Net income (loss)	57,692,000	47,294,000	(36,470,000)	5,035,000	107,431,000	83,738,000	(37,899,000)	3,663,000	(19,191,000)	146,171,000	112,466,000	123,290,000	30,311,000	186,771,000	123,290,000		30,311,000		58,875,000	(9,107,000)	50,913,000	103,439,000	93,421,000	(29,559,000)	507,000	(38,274,000)	204,120,000	26,095,000	159,252,000	174,015,000	123,290,000	30,311,000	174,015,000	12,756,000	12,756,000
Purchase accounting adjustments																											$ 24,200,000	$ 66,600,000

[1]	Equity earnings of subsidiary included earnings from PSE of $204.1 million and $26.1 million for the years ended December 31, 2011 and 2010, respectively, and purchase accounting adjustments recorded at Puget Energy for PSE of $24.2 million and $66.6 million for the years ended December 31, 2011 and 2010, respectively.